UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: December 31, 2007
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California February 6,2008

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		31

Form 13F Information Table Value Total:		$44,974
List of Other Included Managers:


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** CANADIAN NATL RAILWAY CO   COM              136375102     1805 38464.230SH       SOLE                38464.230
*** SCHLUMBERGER LTD           COM              806857108     2276 23135.000SH       SOLE                23135.000
ADOBE SYSTEMS INC  (DE)        COM              00724f101     1796 42038.000SH       SOLE                42038.000
AFLAC INC                      COM              001055102     1898 30305.979SH       SOLE                30305.979
ALTRIA GROUP INC               COM              022095103      529 7000.000 SH       SOLE                 7000.000
CERNER CORP                    COM              156782104     1950 34575.000SH       SOLE                34575.000
CHEVRON CORP                   COM              166764100     2261 24227.357SH       SOLE                24227.357
CISCO SYS INC                  COM              17275r102     1209 44672.000SH       SOLE                44672.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102     1351 39820.000SH       SOLE                39820.000
CONOCOPHILLIPS                 COM              20825c104     1797 20355.852SH       SOLE                20355.852
EMC CORP                       COM              268648102     1563 84325.000SH       SOLE                84325.000
EXXON MOBIL CORP               COM              30231g102      519 5540.000 SH       SOLE                 5540.000
FACTSET RESEARCH SYSTEM        COM              303075105     1303 23400.000SH       SOLE                23400.000
IBM CORPORATION                COM              459200101      259 2400.000 SH       SOLE                 2400.000
IMMUCOR INC                    COM              452526106     1649 48525.000SH       SOLE                48525.000
INTEL CORP                     COM              458140100      972 36470.408SH       SOLE                36470.408
JOHNSON & JOHNSON              COM              478160104     1615 24210.196SH       SOLE                24210.196
LABORATORY CORP AMER HLDGS NEW COM              50540r409     2231 29539.000SH       SOLE                29539.000
MEMC ELECTRONIC MATERIALS      COM              552715104     2000 22600.000SH       SOLE                22600.000
MICROSOFT CORP                 COM              594918104     1455 40859.620SH       SOLE                40859.620
P G & E CORPORATION            COM              69331c108      365 8461.000 SH       SOLE                 8461.000
PROCTER & GAMBLE CO            COM              742718109      583 7938.000 SH       SOLE                 7938.000
PRUDENTIAL FINANCIAL INC       COM              744320102     2107 22650.000SH       SOLE                22650.000
SOUTHERN CO                    COM              842587107      264 6800.000 SH       SOLE                 6800.000
STRYKER CORP                   COM              863667101     2081 27850.000SH       SOLE                27850.000
SUN MICROSYSTEMS INC           COM              866810104      206 11347.500SH       SOLE                11347.500
TARGET CORP                    COM              87612e106     1446 28929.347SH       SOLE                28929.347
WATERS CORP                    COM              941848103     2380 30100.000SH       SOLE                30100.000
WELLPOINT INC                  COM              94973v107     1731 19730.000SH       SOLE                19730.000
WHOLE FOODS MKT INC            COM              966837106     1038 25433.870SH       SOLE                25433.870
XTO ENERGY INC                 COM              98385x106     2334 45442.500SH       SOLE                45442.500